UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

High Pointe Select Value Fund
Schedule of Investments
at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 89.7%	Value

	Building Products: 2.6%
4,750	York International Corporation	$186,105

	Capital Markets: 3.6%
8,800	The Bank of New York Company, Inc.	255,640

	Commercial Services & Supplies: 11.7%
14,100	Cendant Corporation	289,614
5,150	H&R Block, Inc.	260,487
9,850	Waste Management, Inc.	284,172
		834,273
	Communications Equipment: 2.2%
43,750	3Com Corporation (a)	155,750

	Computers & Peripherals: 4.0%
12,900	Hewlett-Packard Company	283,026

	Consumer Finance: 3.5%
3,350	Capital One Financial Corporation	250,479

	Diversified Financial Services: 4.7%
7,450	Citigroup Inc.	334,803

	Electronic Equipment & Instruments: 2.6%
8,400	Agilent Technologies, Inc. (a)	186,480

	Food & Staples Retailing: 3.6%
4,800	CVS Corporation	252,576

	Health Care Providers & Services: 11.1%
3,950	Cardinal Health, Inc.	220,410
5,800	HCA, Inc.	310,706
7,200	Omnicare, Inc.	255,240
		786,356
	Hotels, Restaurants & Leisure: 3.1%
9,450	GTECH Holdings Corporation	222,359

	Insurance: 6.9%
3,700	The Chubb Corporation	293,299
2,700	XL Capital Ltd., Class A (b)	195,399
		488,698
	Internet & Catalog Retail: 3.8%
12,100	InterActiveCorp (a)	269,467

	Media: 8.9%
10,100	Comcast Corporation (a)	341,178
28,000	Liberty Media Corporation, Class A (a)	290,360
		631,538
	Pharmaceuticals: 3.6%
9,750	Pfizer Inc.	256,133

High Pointe Select Value Fund
Schedule of Investments
at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS (con't.): 89.7%	Value

	Specialty Retail: 2.7%
6,950	Rent-A-Center, Inc. (a)	$189,805

	Thrifts & Mortgage Finance: 11.1%
7,950	Countrywide Financial Corporation	258,057
6,200	Fannie Mae	337,590
3,000	Freddie Mac	189,600
		785,247

	TOTAL COMMON STOCKS (Cost $6,406,851)	6,368,735

	TOTAL INVESTMENTS IN SECURITIES	6,368,735
	(Cost $6,406,851): 89.7%
	Other Assets in Excess of Liabilities: 10.3%	728,384
	NET ASSETS: 100.0%	$7,097,119

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

High Pointe Small Cap Equity Fund
Schedule of Investments
at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 98.7%	Value

	Auto Components: 3.0%
850	Lear Corporation	$37,706

	Biotechnology: 1.5%
450	Affymetrix, Inc. (a)	19,278

	Building Products: 3.9%
1,250	York International Corporation	48,975

	Commercial Services & Supplies: 6.5%
1,700	Bowne & Co., Inc.	25,568
1,950	Corinthian Colleges, Inc. (a)	30,654
550	United Stationers Inc. (a)	25,337
		81,559
	Communications Equipment: 6.3%
11,950	3Com Corporation (a)	42,542
950	Plantronics, Inc.	36,176
		78,718
	Computers & Peripherals: 2.6%
1,450	Cash America International, Inc.	31,799

	Electrical Equipment: 2.9%
1,400	American Power Conversion Corporation	36,554

	Electronic Equipment & Instruments: 3.5%
2,400	Avnet, Inc. (a)	44,208

	Energy Equipment & Services: 2.5%
1,250	Patterson-UTI Energy, Inc.	31,275

	Food Products: 4.0%
900	American Italian Pasta Company, Class A	24,660
2,300	Del Monte Foods Company (a)	24,955
		49,615
	Health Care Equipment & Supplies: 5.3%
550	IDEXX Laboratories, Inc. (a)	29,788
2,000	Wilson Greatbatch Technologies, Inc. (a)	36,480
		66,268
	Health Care Providers & Services: 8.4%
1,400	Omnicare, Inc.	49,630
450	Pediatrix Medical Group, Inc. (a)	30,866
2,850	WebMD Corporation (a)	24,225
		104,721
	Hotels, Restaurants & Leisure: 5.8%
2,550	Alliance Gaming Corporation (a)	24,454
2,050	GTECH Holdings Corporation	48,237
		72,691
	Household Durables: 2.0%
1,750	La-Z-Boy Incorporated	24,377

	Insurance: 3.4%
900	RenaissanceRe Holdings Ltd. (b)	42,030

High Pointe Small Cap Equity Fund
Schedule of Investments
at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS (con't.): 98.7%	Value

	IT Services: 3.5%
4,950	BearingPoint, Inc. (a)	$43,411

	Machinery: 3.9%
1,350	Briggs & Stratton Corporation	49,154

	Media: 4.4%
2,600	Cumulus Media, Inc., Class A (a)	37,050
1,050	The Readers' Digest Association, Inc.	18,175
		55,225
	Multiline Retail: 3.5%
3,650	Big Lots, Inc. (a)	43,873

	Savings Institutions, Federally Chartered: 3.1%
900	Westcorp	38,025

	Semiconductor & Semiconductor Equipment: 2.4%
4,550	Integrated Silicon Solution, Inc. (a)	30,485

	Software: 2.0%
1,800	Mentor Graphics Corporation (a)	24,660

	Specialty Retail: 7.4%
1,500	Foot Locker, Inc.	43,950
1,750	Rent-A-Center, Inc. (a)	47,793
		91,743
	Textiles, Apparel & Luxury Goods: 6.9%
1,100	Reebok International Ltd.	48,730
3,150	Tommy Hilfiger Corporation (a) (b)	36,855
		85,585

	TOTAL COMMON STOCKS (Cost $1,207,575)	1,231,935

	TOTAL INVESTMENTS IN SECURITIES	1,231,935
	(Cost $1,207,575): 98.7%
	Other Assets in Excess of Liabilities: 1.3%	15,914
	NET ASSETS: 100.0%	$1,247,849

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/Eric M. Banhazl
Eric M. Banhazl, President

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date May 26, 2005

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.